Share-based Payments - Summary of Valuation Assumptions Used in Models (Details) - Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average share price volatility FMCG comparator group (%)	19.00%	19.00%
Average correlation FMCG comparator group (%)	31.00%	36.00%